Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000105122
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class A
C000105123
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class I
C000080997
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class A
C000080998
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class I
C000051528
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class A
C000053918
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class I
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,743	$ 13,385	$ 14,629	$ 13,455	$ 21,607	$ 24,474	$ 22,421	$ 29,118	$ 31,395	$ 36,964
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,174,300	1,338,467	1,462,945	1,345,470	2,160,690	2,447,414	2,242,076	2,911,784	3,139,486	3,696,430
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,262,200	1,411,013	1,439,939	1,094,498	2,132,629	2,009,150	1,775,887	2,125,915	2,040,666	2,565,525
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,807	13,438	14,616	13,282	21,587	24,160	22,087	28,556	30,618	36,156
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,180,700	1,343,755	1,461,602	1,328,158	2,158,655	2,415,966	2,208,676	2,855,598	3,061,772	3,615,646
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,982	12,761	13,130	9,961	17,309	19,291	17,512	21,085	21,563	25,363
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,198,200	1,276,083	1,312,962	996,144	1,730,900	1,929,088	1,751,226	2,108,476	2,156,339	2,536,286
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		12,937	13,601	13,624	9,586	18,889	19,516	16,986	20,171	19,542	25,031
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,293,700	1,360,067	1,362,379	958,570	1,888,862	1,951,572	1,698,648	2,017,145	1,954,210	2,503,147
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value	10,000		12,313	13,017	13,257	9,465	17,745	19,116	17,103	20,752	20,447	25,646
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,231,300	$ 1,301,730	$ 1,325,682	$ 946,537	$ 1,774,473	$ 1,911,640	$ 1,710,344	$ 2,075,161	$ 2,044,656	$ 2,564,612